Investments in Associates (Details) - Schedule of movement on investments in associates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement on investments in associates [Abstract]
Opening balance	$ 13,062	$ 13,438
Share of associated companies’ financial results	(79)	(6)
Investment properties fair value adjustment	(1,902)	(496)
Reversal of provision for contingent liabilities	502	126
Share of loss from associates	(1,479)	(376)
Ending balance	$ 11,583	$ 13,062